Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	T. Rowe Price U.S. Equity Research Fund, Inc.
Entity Central Index Key	0000931151
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Nov. 02, 2026